Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance and level in the fair value hierarchy for assets and liabilities that are measured at fair value on a recurring basis.

	September 30, 2019
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
U.S. government and agency securities	$—	$270,778	$—	$270,778
Municipal bonds	—	22,642	—	22,642
Corporate debt securities	—	209,763	—	209,763
Mortgage-backed securities
Agency pass-through certificates	—	982,559	—	982,559
Total Available-for-sale securities	—	1,485,742	—	1,485,742
Client swap program hedges	—	20,381	—	20,381
Mortgage loan fair value hedges	—	1,608	—	1,608
Total Financial Assets	$—	$1,507,731	$—	$1,507,731

Financial Liabilities
Client swap program hedges	$—	$20,381	$—	$20,381
Commercial loan fair value hedges	—	4,288	—	4,288
Borrowings cash flow hedges	—	7,877	—	7,877
Total Financial Liabilities	$—	$32,546	$—	$32,546

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2019.

	September 30, 2018
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$488	$—	$—	$488
U.S. government and agency securities	—	207,293	—	207,293
Municipal bonds	—	22,978	—	22,978
Corporate debt securities	—	184,695	—	184,695
Mortgage-backed securities
Agency pass-through certificates	—	896,041	—	896,041
Commercial MBS	—	3,462	—	3,462
Total Available-for-sale securities	488	1,314,469	—	1,314,957
Client swap program hedges	—	12,731	—	12,731
Commercial loan fair value hedges	—	3,857	—	3,857
Borrowings cash flow hedges	—	22,250	—	22,250
Total Financial Assets	$488	$1,353,307	$—	$1,353,795

Financial Liabilities
Client swap program hedges	$—	$12,731	$—	$12,731
Total Financial Liabilities	$—	$12,731	$—	$12,731
There were no transfers between, into and/or out of Level 1, 2 or 3 during the year ended September 30, 2018.

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following table presents the recorded balance of assets that were measured at estimated fair value on a nonrecurring basis for the periods presented, and the total gains (losses) resulting from those fair value adjustments for the periods presented. The estimated fair values are presented gross of estimated selling costs.

	September 30, 2019				Three Months Ended September 30, 2019	Twelve Months Ended September 30, 2019
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$6,662	$6,662	$(2,176)	$(7,796)
Real estate owned (2)	—	—	7,307	7,307	(275)	119
Balance at end of period	$—	$—	$13,969	$13,969	$(2,451)	$(7,677)

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.

(2)	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.

	September 30, 2018				Three Months Ended September 30, 2018	Twelve Months Ended September 30, 2018
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$16,500	$16,500	$(707)	$(4,800)
Real estate owned (2)	—	—	7,455	7,455	(126)	(782)
Balance at end of period	$—	$—	$23,955	$23,955	$(833)	$(5,582)

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.
(2)
The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.

Fair value of financial instruments by balance sheet grouping	Although management is not aware of any factors that would materially affect the estimated fair value amounts presented below, such amounts have not been comprehensively revalued for purposes of these financial statements since the dates shown, and therefore, estimates of fair value subsequent to those dates may differ significantly from the amounts presented below.

		September 30, 2019		September 30, 2018
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$419,158	$419,158	$268,650	$268,650
Available-for-sale securities:
Equity securities	1	—	—	488	488
U.S. government and agency securities	2	270,778	270,778	207,293	207,293
Municipal bonds	2	22,642	22,642	22,978	22,978
Corporate debt securities	2	209,763	209,763	184,695	184,695
Mortgage-backed securities
Agency pass-through certificates	2	982,559	982,559	896,041	896,041
Commercial MBS	2	—	—	3,462	3,462
Total available-for-sale securities		1,485,742	1,485,742	1,314,957	1,314,957
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,428,480	1,448,088	1,610,420	1,533,742
Commercial MBS		15,000	15,007	15,000	15,028
Total held-to-maturity securities		1,443,480	1,463,095	1,625,420	1,548,770

Loans receivable	3	11,930,575	12,617,600	11,477,081	11,556,326
FHLB and FRB stock	2	123,990	123,990	127,190	127,190
Other assets - client swap program hedges	2	20,381	20,381	12,731	12,731
Other assets - commercial loan fair value hedges	2	—	—	3,857	3,857
Other assets - mortgage loan fair value hedges	2	1,608	1,608	—	—
Other assets - borrowings cash flow hedges	2	—	—	22,250	22,250

Financial liabilities
Time deposits	2	4,906,963	4,937,847	4,804,803	4,779,040
FHLB advances and other borrowings	2	2,250,000	2,282,887	2,330,000	2,316,964
Other liabilities - client swap program hedges	2	20,381	20,381	12,731	12,731
Other liabilities - commercial loan fair value hedges	2	4,288	4,288	—	—
Other liabilities - borrowings cash flow hedges	2	7,877	7,877	—	—